[logo] M F S(R)                                               ANNUAL REPORT
INVESTMENT MANAGEMENT                                         DECEMBER 31, 2002

[graphic omitted]

                A SERIES OF MFS(R) VARIABLE INSURANCE TRUST(SM)
                MFS(R) VALUE SERIES


-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
           NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) VALUE SERIES

The following tables present certain information regarding the Trustees and officers of MFS Variable Insurance Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35) Trustee
Chairman                                                 Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
JOHN W. BALLEN* (born 09/12/59) Trustee and              Private investor; Harvard University Graduate
President                                                School of Business Administration, Class of 1961,
Massachusetts Financial Services Company, Chief          Adjunct Professor in Entrepreneurship Emeritus;
Executive Officer and Director                           CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
KEVIN J. PARKE* (born 12/14/59) Trustee
Massachusetts Financial Services Company, Chief          J. DALE SHERRATT (born 09/23/38) Trustee
Investment Officer, President and Director               Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           (investor in health care companies), Managing
Brigham and Women's Hospital, Chief of Cardiac           General Partner (since 1993); Cambridge
Surgery; Harvard Medical School, Professor of            Nutraceuticals (professional nutritional
Surgery                                                  products), Chief Executive Officer (until May
                                                         2001); Paragon Trade Brands, Inc. (disposable
WILLIAM R. GUTOW (born 09/27/41) Trustee                 consumer products), Director
Private investor and real estate consultant;
Capitol Entertainment Management Company (video          ELAINE R. SMITH (born 04/25/46) Trustee
franchise), Vice Chairman                                Independent health care industry consultant

J. ATWOOD IVES (born 05/01/36) Trustee                   WARD SMITH (born 09/13/30) Trustee
Private investor; KeySpan Corporation (energy            Private investor; Sundstrand Corporation
related services), Director; Eastern Enterprises         (manufacturer of highly engineered products for
(diversified services company), Chairman, Trustee        industrial and aerospace applications), Director
and Chief Executive Officer (until November 2000)        (until June 1999)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 09/12/59) Trustee and               July 2002); Lexington Global Asset Managers, Inc.,
President                                                Executive Vice President and General Manager
Massachusetts Financial Services Company, Chief          (prior to September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Ives, Perera, Poorvu, Sherratt and Smith, and Mses. O'Neill and
Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Lisa B. Nurme+                                           business day from 9 a.m. to 5 p.m. Eastern time.
Steven R. Gorham+                                        (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf.)
CUSTODIANS
State Street Bank and Trust Company                      For share prices, account balances, exchanges or
225 Franklin Street, Boston, MA 02110                    stock and bond outlooks, call toll free:
                                                         1-800-MFS-TALK (1-800-637-8255) anytime from a
JP Morgan Chase Bank                                     touch-tone telephone.
One Chase Manhattan Plaza
New York, NY 10081                                       WORLD WIDE WEB
                                                         www.mfs.com
AUDITORS
Deloitte & Touche LLP

INVESTOR INFORMATION
For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).


+ MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Contract Owners,
One can always find reasons not to invest. After three tough years in a row, it is only natural that investors -- especially stock investors -- may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, historically the best times to invest in stocks and corporate bonds have been times like the present, when investors are feeling most worried and discouraged. Looking back at the late 1980s and early 1990s, for example -- when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights -- we can see that that period ushered in the bull market of the 1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-January, political issues in Iraq and North Korea remain a potential problem. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be highly valued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 15, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

Dear Contract Owners,
The series commenced investment operations on January 2, 2002. For the period ended December 31, 2002, initial Class shares returned -13.70% and Service Class shares returned -13.80%. These returns, which include the reinvestment of any dividends and capital gains distributions, compare with a -15.52% return over the same period for the fund's benchmark, the Russell 1000 Value Index, which measures the performance of large-cap U.S. value stocks.

STYLE DIVERSIFICATION MADE A DIFFERENCE IN 2002
With value investing having outperformed growth for the past three years, we think the question on the minds of many value investors is whether it's time to move back into growth stocks. In other words, has this value cycle run its course? We don't believe so. We believe both investing styles can be part of a sound investment strategy. We are confident that value will continue to offer attractive opportunities to investors over the long term, particularly in times when the market in general is undervalued -- as we believe it was at the end of the period.

RELATIVE STRENGTH IN A DIFFICULT MARKET
On an absolute basis, the series and its benchmark declined for the year, but both still posted better returns than the broad market, as measured by the Standard & Poor's 500 Stock Index (the S&P 500), which returned -23.37% for the period. The S&P 500 is a commonly used measure of the broad stock market.

The series' outperformance relative to its benchmark was attributable to both our stock selection and relative weightings across multiple sectors. Stock selection in industrial goods, leisure, and utilities and communications was the primary contributor to performance for the year. The series also benefited from an overweighting in basic materials and consumer staples and an underweighted position in technology and in utilities and communications.

SIGNIFICANT IMPACTS TO PERFORMANCE
In the industrial goods sector, our holdings in Deere and Caterpillar were bright spots for performance. The series also benefited from our publishing and media positions in the leisure sector, as media conglomerate Viacom and newspaper companies Gannett and Tribune continued to benefit from improving advertising trends.

In the utilities and communications sector, our emphasis on traditional regulated gas and electric distribution companies and our underweight in electric generation and trading companies, as well as telecom companies, helped performance. In a difficult year for telecom, our research uncovered what we believed were attractive opportunities in the sector; toward the end of the year, we added SBC Communications to the series and increased our position in BellSouth.

On the negative side, detractors from performance included our stock selection in the banking industry, particularly FleetBoston, which was impacted by Latin American and telecom loan exposure. Investments in Sears and Citigroup also negatively affected performance. Sears suffered from deterioration in its credit card portfolio, and Citigroup suffered from the investigation into investment banking conflicts of interest. In the health care sector, our pharmaceutical stocks were not immune from concerns about patent expirations, regulatory setbacks, and generally weak new product pipelines.

FOCUS ON FUNDAMENTALS
Looking at 2003, we think that securities markets are likely to stay choppy over the near term -- especially given the unpredictability of corporate earnings, the fits and starts of a recovering U.S. economy, and lingering geopolitical concerns. While this environment is challenging, it also presents opportunities for value-oriented investors to find quality, lower-volatility businesses whose stocks are reasonably valued relative to their long-term growth prospects. Accordingly, we are comfortable with our moderately conservative positioning of the series and believe that our fundamental research will continue to uncover businesses poised to benefit from improving economic and market conditions.

    Respectfully,

/s/ Lisa B. Nurme                                   /s/ Steven R. Gorham

    Lisa B. Nurme                                       Steven R. Gorham
    Portfolio Manager                                   Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

Lisa B. Nurme is Senior Vice President and Director of Value Portfolio Management of MFS Investment Management. She oversees and provides strategic direction to the group of portfolio managers of our value or conservative equity products. Lisa also manages the equity income portfolios of our mutual fund and variable annuity products and is a member of the portfolio management team of our total return products. She joined MFS in 1987 as a research analyst and was named portfolio manager in 1995, Senior Vice President in 1998, Director of Conservative Equity Portfolio Management in 1999, and Director of Value Portfolio Management in 2001. Prior to joining MFS, she was employed at Goldman Sachs. Lisa is a graduate of the University of North Carolina, where she was elected to Phi Beta Kappa.

Steven R. Gorham, CFA, is Senior Vice President of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the value, global balanced and international growth and income portfolios of our mutual funds, variable annuities and institutional investment products. Steve joined MFS in 1989 as a teleservices representative and became a member of the Financial Advisor Division sales desk in 1991. In 1992 he joined the Equity Research Department, and he became a research analyst in 1993 and an Investment Officer in 1996. He was named Vice President in 1998, a portfolio manager in 2000, and Senior Vice President in 2001. He is a graduate of the University of New Hampshire and has an M.B.A. from Boston College. He is a member of The Boston Security Analysts Society, Inc., and holds the Chartered Financial Analyst (CFA) designation.

All equity portfolio managers are promoted from within MFS. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.



This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

SERIES FACTS

Objective: Seeks capital appreciation and reasonable income.

Commencement of investment operations: January 2, 2002

Class inception: Initial Class  January 2, 2002
                 Service Class  January 2, 2002

Size: $9.2 million as of December 31, 2002

PERFORMANCE SUMMARY

The information below illustrates the historical performance of the series in comparison to its benchmark. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002. Index information is from January 2, 2002.)

                            MFS Value Series -        Russell 1000
                              Initial Class           Value Index
            "1/02"              $10,000                 $10,000
            "12/02"               8,630                   8,448

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2002

INITIAL CLASS
                                                                         Life*
------------------------------------------------------------------------------
Cumulative Total Return                                                -13.70%
------------------------------------------------------------------------------

SERVICE CLASS
                                                                         Life*
------------------------------------------------------------------------------
Cumulative Total Return                                                -13.80%
------------------------------------------------------------------------------

COMPARATIVE INDICES
                                                                         Life*
------------------------------------------------------------------------------
Russell 1000 Value Index                                               -15.52%
------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, January 2, 2002, through December 31, 2002.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown. Please refer to the variable product's annual report for performance that reflects the deduction of the fees and charges imposed by insurance company separate accounts. Periods less than a year are actual not annualized.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDUCTION OF CONTRACT UNITS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURN MAY BE DIFFERENT FROM THOSE SHOWN.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

These risks may increase unit price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS - December 31, 2002

Stocks - 92.0%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
U.S. Stocks - 83.2%
  Apparel & Textiles - 0.5%
    Nike, Inc., "B"                                                                        1,108       $   49,273
-----------------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 9.4%
    Bank America Corp.                                                                     3,809         $264,992
    Bank One Corp.                                                                           450           16,448
    FleetBoston Financial Corp.                                                            5,873          142,714
    National City Corp.                                                                    3,632           99,226
    SouthTrust Corp.                                                                       3,750           93,187
    SunTrust Banks, Inc.                                                                   1,903          108,319
    Wachovia Corp.                                                                         3,879          141,351
                                                                                                       ----------
                                                                                                       $  866,237
-----------------------------------------------------------------------------------------------------------------
  Biotechnology - 0.2%
    Guidant Corp.*                                                                           630       $   19,435
-----------------------------------------------------------------------------------------------------------------
  Chemicals - 2.7%
    Air Products & Chemicals, Inc.                                                         2,026       $   86,612
    Dow Chemical Co.                                                                       1,380           40,986
    Lyondell Petrochemical Co.                                                               630            7,963
    PPG Industries, Inc.                                                                   2,186          109,628
                                                                                                       ----------
                                                                                                       $  245,189
-----------------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - 0.5%
    Intel Corp.                                                                            3,076       $   47,893
-----------------------------------------------------------------------------------------------------------------
  Computer Software - 0.3%
    Automatic Data Processing, Inc.                                                          740       $   29,045
-----------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 4.7%
    Colgate-Palmolive Co.                                                                    210       $   11,010
    Kimberly-Clark Corp.                                                                   2,178          103,390
    Philip Morris Cos., Inc.                                                               5,481          222,145
    The Procter & Gamble Co.                                                               1,107           95,135
                                                                                                       ----------
                                                                                                       $  431,680
-----------------------------------------------------------------------------------------------------------------
  Containers - 0.4%
    Smurfit-Stone Container Corp.*                                                         2,570       $   39,555
-----------------------------------------------------------------------------------------------------------------
  Electronics - 0.9%
    Analog Devices, Inc.*                                                                  1,361       $   32,487
    Texas Instruments, Inc.                                                                3,084           46,291
                                                                                                       ----------
                                                                                                       $   78,778
-----------------------------------------------------------------------------------------------------------------
  Energy - 1.1%
    ConocoPhillips                                                                           680       $   32,905
    Energy East Corp.                                                                      2,868           63,354
                                                                                                       ----------
                                                                                                       $   96,259
-----------------------------------------------------------------------------------------------------------------
  Entertainment - 2.3%
    The Walt Disney Co.                                                                    4,647       $   75,792
    Viacom, Inc., "B"*                                                                     3,439          140,174
                                                                                                       ----------
                                                                                                       $  215,966
-----------------------------------------------------------------------------------------------------------------
  Financial Institutions - 9.3%
    American Express Co.                                                                   2,187       $   77,310
    Citigroup, Inc.                                                                        9,530          335,361
    Fannie Mae                                                                             1,634          105,115
    Freddie Mac                                                                            1,901          112,254
    Goldman Sachs Group, Inc.                                                              2,052          139,741
    Merrill Lynch & Co., Inc.                                                              2,445           92,788
                                                                                                       ----------
                                                                                                       $  862,569
-----------------------------------------------------------------------------------------------------------------
  Financial Services - 1.4%
    Mellon Financial Corp.                                                                 4,771       $  124,571
-----------------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 6.5%
    Archer-Daniels-Midland Co.                                                            10,944       $  135,705
    Del Monte Foods Co.*                                                                     803            6,183
    H. J. Heinz Co.                                                                        1,900           62,453
    Kellogg Co.                                                                            7,040          241,261
    PepsiCo, Inc.                                                                          2,878          121,509
    Smucker (J.M.) Co.                                                                       791           31,490
                                                                                                       ----------
                                                                                                       $  598,601
-----------------------------------------------------------------------------------------------------------------
  Forest & Paper Products - 1.6%
    Bowater, Inc.                                                                            230       $    9,648
    International Paper Co.                                                                4,009          140,195
                                                                                                       ----------
                                                                                                       $  149,843
-----------------------------------------------------------------------------------------------------------------
  Industrial - 0.3%
    Pall Corp.                                                                             1,861       $   31,041
-----------------------------------------------------------------------------------------------------------------
  Industrial Gases - 0.9%
    Praxair, Inc.                                                                          1,458       $   84,229
-----------------------------------------------------------------------------------------------------------------
  Insurance - 5.8%
    Allstate Corp.                                                                         4,355       $  161,092
    Chubb Corp.                                                                            1,175           61,335
    Hartford Financial Services Group, Inc.                                                2,193           99,628
    MetLife, Inc.                                                                          4,153          112,297
    Safeco Corp.                                                                           1,769           61,331
    The St. Paul Cos., Inc.                                                                1,276           43,448
                                                                                                       ----------
                                                                                                       $  539,131
-----------------------------------------------------------------------------------------------------------------
  Machinery - 2.9%
    Caterpillar, Inc.                                                                      1,784       $   81,565
    Deere & Co.                                                                            4,099          187,939
                                                                                                       ----------
                                                                                                       $  269,504
-----------------------------------------------------------------------------------------------------------------
  Medical & Health Products - 6.8%
    Abbott Laboratories, Inc.                                                              2,207       $   88,280
    Eli Lilly & Co.                                                                        1,520           96,520
    Johnson & Johnson Co.                                                                  2,000          107,420
    Merck & Co., Inc.                                                                      1,933          109,427
    Pfizer, Inc.                                                                           7,229          220,991
                                                                                                       ----------
                                                                                                       $  622,638
-----------------------------------------------------------------------------------------------------------------
  Metals & Minerals - 1.7%
    Alcoa, Inc.                                                                            5,872       $  133,764
    Phelps Dodge Corp.*                                                                      856           27,093
                                                                                                       ----------
                                                                                                       $  160,857
-----------------------------------------------------------------------------------------------------------------
  Oil Services - 1.4%
    Noble Corp.*                                                                           1,037       $   36,451
    Schlumberger Ltd.                                                                      2,182           91,840
                                                                                                       ----------
                                                                                                       $  128,291
-----------------------------------------------------------------------------------------------------------------
  Oils - 6.7%
    Anadarko Petroleum Corp.                                                               1,805       $   86,459
    Apache Corp.                                                                           1,612           91,868
    Devon Energy Corp.                                                                     1,540           70,686
    Exxon Mobil Corp.                                                                      8,708          304,258
    Unocal Corp.                                                                           2,053           62,781
                                                                                                       ----------
                                                                                                       $  616,052
-----------------------------------------------------------------------------------------------------------------
  Photographic Products - 0.5%
    Eastman Kodak Co.                                                                      1,284       $   44,991
-----------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 2.5%
    Gannett Co., Inc.                                                                      2,328       $  167,150
    Tribune Co.                                                                            1,460           66,372
                                                                                                       ----------
                                                                                                       $  233,522
-----------------------------------------------------------------------------------------------------------------
  Real Estate Investment Trust - 0.5%
    Equity Office Properties Trust                                                         1,673       $   41,792
-----------------------------------------------------------------------------------------------------------------
  Retail - 0.5%
    Home Depot, Inc.                                                                       1,460       $   34,981
    Sears, Roebuck & Co.                                                                     507           12,143
                                                                                                       ----------
                                                                                                       $   47,124
-----------------------------------------------------------------------------------------------------------------
  Special Products & Services - 0.8%
    3M Co.                                                                                   554       $   68,308
    Illinois Tool Works, Inc.                                                                139            9,016
                                                                                                       ----------
                                                                                                       $   77,324
-----------------------------------------------------------------------------------------------------------------
  Supermarkets - 1.2%
    Kroger Co.*                                                                            4,950       $   76,477
    Safeway, Inc.*                                                                         1,500           35,040
                                                                                                       ----------
                                                                                                       $  111,517
-----------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireless - 1.5%
    SBC Communications, Inc.                                                               5,170       $  140,159
-----------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 2.0%
    BellSouth Corp.                                                                        6,978       $  180,521
-----------------------------------------------------------------------------------------------------------------
  Transportation - 0.4%
    Union Pacific Corp.                                                                      640       $   38,317
-----------------------------------------------------------------------------------------------------------------
  Utilities - Electric - 3.6%
    FPL Group, Inc.                                                                        1,244       $   74,802
    Keyspan Corp.                                                                          1,760           62,022
    NiSource, Inc.                                                                         2,593           51,860
    NSTAR Co.                                                                              2,088           92,686
    PPL Corp.                                                                                700           24,276
    TXU Corp.                                                                              1,370           25,592
                                                                                                       ----------
                                                                                                       $  331,238
-----------------------------------------------------------------------------------------------------------------
  Utilities - Gas - 0.3%
    National Fuel Gas Co.                                                                    510       $   10,572
    WGL Holdings, Inc.                                                                       727           17,390
                                                                                                       ----------
                                                                                                       $   27,962
-----------------------------------------------------------------------------------------------------------------
  Utilities - Telephone - 1.1%
    AT&T Corp.                                                                             3,776       $   98,591
-----------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                      $7,679,695
-----------------------------------------------------------------------------------------------------------------
Foreign Stocks - 8.8%
  Bermuda - 0.2%
    Accenture Ltd. (Computer Software - Services)*                                           939       $   16,893
-----------------------------------------------------------------------------------------------------------------
  Canada - 0.9%
    Alcan, Inc. (Metals & Minerals)                                                        1,488       $   43,926
    Canadian National Railway Co. (Railroad)                                               1,028           42,723
                                                                                                       ----------
                                                                                                       $   86,649
-----------------------------------------------------------------------------------------------------------------
  France - 0.6%
    Total Fina S.A., ADR (Oils)                                                              821       $   58,702
-----------------------------------------------------------------------------------------------------------------
  Netherlands - 0.3%
    Akzo Nobel N.V. (Chemicals)                                                              794       $   25,162
-----------------------------------------------------------------------------------------------------------------
  Switzerland - 2.2%
    Syngenta AG (Chemicals)                                                                3,474       $  201,109
-----------------------------------------------------------------------------------------------------------------
  United Kingdom - 4.6%
    BP Amoco PLC, ADR (Oils)                                                               4,731       $  192,315
    BT Group PLC (Telecommunications - Wireline)                                           9,305           29,199
    Diageo PLC (Food & Beverage Products)*                                                 5,740           62,348
    Reed International PLC (Telecommunications - Wireline)                                16,768          143,550
                                                                                                       ----------
                                                                                                       $  427,412
-----------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                   $  815,927
-----------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $8,581,953)                                                             $8,495,622
-----------------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.6%
-----------------------------------------------------------------------------------------------------------------
  Automotive - 0.3%
    General Motors Corp., 5.25s                                                            1,100       $   25,410
-----------------------------------------------------------------------------------------------------------------
  Business Machines - 0.8%
    Motorola, Inc., 7s                                                                     2,467       $   78,944
-----------------------------------------------------------------------------------------------------------------
  Insurance - 0.3%
    Chubb Corp., 7s                                                                          420       $   10,059
    Travelers Property Casualty Corp., 4.5s                                                  814           18,193
                                                                                                       ----------
                                                                                                       $   28,252
-----------------------------------------------------------------------------------------------------------------
  Utilities - Electric - 0.2%
    TXU Corp., 8.75s                                                                         727       $   20,792
-----------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $158,689)                                         $  153,398
-----------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 3.7%
-----------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT
                                                                                   (000 OMITTED)
-----------------------------------------------------------------------------------------------------------------
    Federal Home Loan Bank, due 1/02/03, at Amortized Cost                                  $339       $  338,993
-----------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $9,079,635)                                                        $8,988,013

Other Assets, Less Liabilities - 2.7%                                                                     244,666
-----------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $9,232,679
-----------------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
-------------------------------------------------------------------------------
DECEMBER 31, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $9,079,635)                $8,988,013
  Cash                                                                      446
  Foreign currency, at value (identified cost, $761)                        787
  Receivable for investments sold                                        38,041
  Receivable for series shares sold                                     263,622
  Dividends receivable                                                   17,019
                                                                     ----------
      Total assets                                                   $9,307,928
                                                                     ----------
Liabilities:
  Payable for investments purchased                                  $   47,428
  Payable for series shares reacquired                                   27,564
  Payable to affiliates -
    Management fee                                                          185
    Reimbursement fee                                                        38
    Distribution fee                                                         24
  Accrued expenses and other liabilities                                     10
                                                                     ----------
      Total liabilities                                              $   75,249
                                                                     ----------
Net assets                                                           $9,232,679
                                                                     ==========
Net assets consist of:
  Paid-in capital                                                    $9,420,902
  Unrealized depreciation on investments and translation of
    assets and liabilities in foreign currencies                        (91,584)
  Accumulated net realized loss on investments and foreign
    currency transactions                                              (130,828)
  Accumulated undistributed net investment income                        34,189
                                                                     ----------
      Total                                                          $9,232,679
                                                                     ==========
Shares of beneficial interest outstanding                             1,070,774
                                                                     ==========
Initial Class shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $5,497,386 / 637,355 shares
    of beneficial interest outstanding)                                 $8.63
                                                                        ====
Service Class shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $3,735,293 / 433,419 shares
    of beneficial interest outstanding)                                $8.62
                                                                        ====

See notes to financial statements.

Statement of Operations
-------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002*
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                         $  53,744
    Interest                                                              1,850
    Foreign taxes withheld                                                 (476)
                                                                      ---------
      Total investment income                                         $  55,118
                                                                      ---------
  Expenses -
    Management fee                                                    $  15,443
    Shareholder servicing agent fee                                         721
    Distribution fee (Service Class)                                      2,646
    Administrative fee                                                       44
    Custodian fee                                                           947
    Printing                                                             18,714
    Postage                                                                  18
    Auditing fees                                                        17,500
    Legal fees                                                            5,842
    Miscellaneous                                                         1,093
                                                                      ---------
      Total expenses                                                  $  62,968
    Fees paid indirectly                                                    (38)
    Reduction of expenses by investment adviser                         (41,742)
                                                                      ---------
      Net expenses                                                    $  21,188
                                                                      ---------
        Net investment income                                         $  33,930
                                                                      ---------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                           $(130,947)
    Foreign currency transactions                                           378
                                                                      ---------
      Net realized loss on investments and foreign currency
        transactions                                                  $(130,569)
                                                                      ---------
  Change in unrealized appreciation (depreciation) -
    Investments                                                       $ (91,622)
    Translation of assets and liabilities in foreign
      currencies                                                             38
                                                                      ---------
      Net unrealized loss on investments and foreign currency
        translation                                                   $ (91,584)
                                                                      ---------
        Net realized and unrealized loss on investments and
          foreign currency                                            $(222,153)
                                                                      ---------
          Decrease in net assets from operations                      $(188,223)
                                                                      =========

* For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002.

See notes to financial statements.

Statement of Changes in Net Assets
-------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002*
-------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                              $   33,930
  Net realized loss on investments and foreign currency
    transactions                                                       (130,569)
  Net unrealized loss on investments and foreign currency
    translation                                                         (91,584)
                                                                     ----------
    Decrease in net assets from operations                           $ (188,223)
                                                                     ----------
Net increase in net assets from series share transactions            $9,420,902
                                                                     ----------
    Total increase in net assets                                     $9,232,679
Net assets:
  At beginning of period                                                      0
                                                                     ----------
  At end of period (including accumulated undistributed net
    investment income of $34,189)                                    $9,232,679
                                                                     ==========

* For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002.

See notes to financial statements.

Financial Highlights
-------------------------------------------------------------------------------
                                                                   PERIOD ENDED
INITIAL CLASS SHARES                                         DECEMBER 31, 2002*
-------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                 $10.00
                                                                      ------
Income from investment operations#(S) -
  Net investment income(S)                                            $ 0.16
  Net realized and unrealized loss on investments and
    foreign currency                                                   (1.53)
                                                                      ------
      Total from investment operations                                $(1.37)
                                                                      ------
Net asset value - end of period                                       $ 8.63
                                                                      ======
Total return                                                          (13.70)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            0.90%+
  Net investment income                                                 1.89%+
Portfolio turnover                                                       102%
Net assets at end of period (000 Omitted)                             $5,497

  (S) Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:
        Net investment loss                                           $(0.01)
        Ratios (to average net assets):
          Expenses##                                                    2.94%+
          Net investment loss                                          (1.15)%+
 * For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
                                                                   PERIOD ENDED
SERVICE CLASS                                                DECEMBER 31, 2002*
-------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                 $10.00
                                                                      ------
Income from investment operations# -
  Net investment income(S)                                            $ 0.12
  Net realized and unrealized loss on investments and
    foreign currency                                                   (1.50)
                                                                      ------
      Total from investment operations                                $(1.38)
                                                                      ------
Net asset value - end of period                                       $ 8.62
                                                                      ======
Total return                                                          (13.80)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            1.15%+
  Net investment income                                                 1.44%+
Portfolio turnover                                                       102%
Net assets at end of period (000 Omitted)                             $3,735

  (S) Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:

        Net investment loss                                           $(0.05)
        Ratios (to average net assets):
          Expenses##                                                    3.19%+
          Net investment loss                                          (0.60)%+

 * For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Value Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2002, there were 13 shareholders.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The series paid no distributions for the period ended December 31, 2002.

During the period ended December 31, 2002, accumulated undistributed net investment income increased by $259 and accumulated net realized loss on investments and foreign currency transactions increased by $259 due to differences between book and tax accounting for currency transactions and real estate investment trusts. This change had no effect on the net assets or net asset value per share.

At December 31, 2002, accumulated undistributed net investment income and accumulated net realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for capital losses.

As of December 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $  34,129
          Capital loss carryforward                        (23,643)
          Unrealized loss                                 (198,709)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010.

Multiple Classes of Shares of Beneficial Interest - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

The series declared no dividends for the period ended December 31, 2002.

(3) Transactions with Affiliates
Investment Adviser - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets. The series has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the series' operating expenses, exclusive of management and distribution fees. The series in turn will pay MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series actual expenses, the excess will be applied to amounts paid by MFS in prior years. At December 31, 2002, aggregate unreimbursed expenses amounted to $41,742.

The series pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - The series has an administrative services agreement with MFS to provide the series with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the series pays MFS an administrative fee at the following annual percentages of the series' average daily net assets:

             First $2 billion                              0.0175%
             Next $2.5 billion                             0.0130%
             Next $2.5 billion                             0.0005%
             In excess of $7 billion                       0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Prior to May 1, 2002, a portion of this distribution fee was not imposed. Fees incurred under the distribution plan during the period ended December 31, 2002 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $10,979,297 and $2,107,664, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $9,186,760
                                                                    ----------
Gross unrealized depreciation                                       $ (348,829)
Gross unrealized appreciation                                          150,082
                                                                    ----------
    Net unrealized depreciation                                     $ (198,709)
                                                                    ==========

(5) Shares of Beneficial Interest
The series Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

Initial Class shares
                                            PERIOD ENDED DECEMBER 31, 2002*
                                                 SHARES              AMOUNT
---------------------------------------------------------------------------
Shares sold                                     815,192         $ 7,101,923
Shares reacquired                              (177,837)         (1,555,474)
                                               --------         -----------
    Net increase                                637,355         $ 5,546,449
                                               ========         ===========

Service Class shares
                                            PERIOD ENDED DECEMBER 31, 2002*
                                                 SHARES              AMOUNT
---------------------------------------------------------------------------
Shares sold                                     899,776         $ 8,024,842
Shares reacquired                              (466,357)         (4,150,389)
                                               --------         -----------
    Net increase                                433,419         $ 3,874,453
                                               ========         ===========

* For the period from the commencement of the series investment operations, January 2, 2002, through December 31, 2002.

(6) Line of Credit
The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $8 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The series had no significant borrowings during the period.

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Value Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Value Series, (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Value Series as of December 31, 2002, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 2003

FEDERAL TAX INFORMATION (Unaudited)

For the year ended December 31, 2002, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                          VLU-ANN 2/03 1M